Trade payables (Tables)	12 Months Ended
Mar. 31, 2023
Trade and other payables [abstract]
Disclosure of Trade Payables

(EUR thousand)	As of March 31
Trade payables	2023	2022
Merchants	102,315	62,825
Tourists	84,942	86,660
Agents	6,751	3,370
Other trade payables	15,098	13,248
Total	209,106	166,103